Form N-1A Supplement	Oct. 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 1, 2025 (“Supplement”) to the Prospectus and Statement of Additional Information (“SAI”), each dated August 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

This Supplement replaces in its entirety the supplement for the Funds dated September 19, 2025.

The Trust’s Board of Trustees approved an additional expense limitation agreement for the Funds. The following changes are effective October 1, 2025.